Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Shareholders' Equity
Shareholders' Equity

Note 22 - Shareholders’ Equity

(a)	Share Capital

The Company’s authorized capital stock includes an unlimited number of common shares (192,552,695 common shares issued and outstanding as at December 31, 2024) having no par value and preferred shares issuable in series (issued - nil).

Changes in share capital for the years ended December 31, 2024 and December 31, 2023 were as follows:

	Number
	of shares	Amount
Balance at January 1, 2023	191,892,691	$5,695.3
Exercise of stock options	61,000	3.8
Dividend reinvestment plan	221,351	29.1
Balance at December 31, 2023	192,175,042	$5,728.2

Balance at January 1, 2024	192,175,042	$5,728.2
Exercise of stock options	71,864	3.6
Vesting of restricted share units	18,340	2.7
Dividend reinvestment plan	287,449	34.6
Balance at December 31, 2024	192,552,695	$5,769.1

(b)	Dividends

In 2024 the Company declared dividends of $1.44 per common share (2023 – $1.36). Dividends paid in cash and through the Company’s Dividend Reinvestment Plan (“DRIP”) were as follows:

	2024	2023
Cash dividends	$242.4	$233.0
DRIP dividends	34.6	29.1
	$277.0	$262.1

(c)	Stock-Based Payments

On March 7, 2018, the Company’s Board of Directors adopted an amended and restated share compensation plan covering both stock options and RSUs effective May 9, 2018 (the “Plan”), with subsequent modifications on November 8, 2023. Pursuant to the Plan, the Company may grant incentive stock options to directors, officers, employees and consultants at the discretion of the Board of Directors. The exercise price and vesting period of any option is fixed by the Board of Directors on the date of grant. The term of options is at the sole discretion of the Board of Directors but may not exceed ten years from the date of grant. Options expire on the earlier of the expiry date or the date of termination and are non-transferable. The options granted will be adjusted in the event of an amalgamation, rights offering, share consolidation or subdivision or other similar adjustments of the share capital of the Company. The aggregate number of common shares that may be issued under the Plan is limited to 9,700,876 common shares. Within any one-year period, the number of common shares issued to any single insider participant under the Plan shall not exceed 5% of the common shares then issued and outstanding.

Options to purchase common shares of the Company granted during the years ended December 31, 2024 and 2023 were as follows:

		Weighted
		average exercise
	Number	price
Stock options outstanding, at January 1, 2023	724,653	C$	107.34
Granted	5,548	C$	169.78
Exercised	(61,000)	C$	64.50
Stock options outstanding, at December 31, 2023	669,201	C$	111.76

Stock options outstanding, at January 1, 2024	669,201	C$	111.76
Granted	45,396	C$	167.57
Exercised	(71,864)	C$	52.67
Forfeited	(10,353)	C$	180.58
Stock options outstanding, at December 31, 2024	632,380	C$	121.36

Exercisable stock options, at December 31, 2023	570,572	C$	100.51
Exercisable stock options, at December 31, 2024	524,919	C$	110.82

Options granted in 2024 and 2023 have a ten-year term and vest over five years in equal portions on the anniversary of the grant date. The fair value of stock options granted in 2024 was $1.7 million (2023 – $0.2 million), based on a weighted average fair value of C$38.06 per stock option (2023 - C$47.02 per stock option) based on the following assumptions:

	2024	2023
Risk-free interest rate	3.08%	4.08%
Expected dividend yield	1.20%	1.10%
Expected price volatility of the Company’s common shares	26.4%	30.9%
Expected life of the option	4 years	4 years
Forfeiture rate	0%	0%

In the year ended December 31, 2024, an expense of $1.1 million (2023 - $1.5 million) related to stock options has been included in the consolidated statement of income (loss) and comprehensive income (loss), and $0.2 million (2023 - $0.1 million) was capitalized to royalty, stream and working interests. As at December 31, 2024, there was $2.6 million (2023 – $1.8 million) of total unrecognized non-cash stock-based compensation relating to stock options granted under the Plan, which is expected to be recognized over a weighted average period of 2.5 years (2023 – 2.4 years).

Options to purchase common shares outstanding at December 31, 2024, exercise prices and weighted average lives to maturity as follows:

			Weighted
Exercise	Options	Options	average life
price	outstanding	exercisable	(years)
C$59.52 to C$82.11	173,414	173,414	1.50
C$82.12 to C$97.34	99,303	99,303	3.73
C$97.35 to C$141.97	127,878	127,878	4.08
C$141.98 to C$171.04	117,772	42,565	6.96
C$171.05 to C$194.65	114,013	81,759	5.95
	632,380	524,919	3.69

(d)	Restricted share units

Changes in the number of RSUs outstanding during the years ended December 31, 2024 and 2023 were as follows:

	Performance-	Time-based
	based RSUs	RSUs	Total RSUs
Balance at January 1, 2023	71,051	31,053	102,104
Granted	—	—	—
Settled	—	—	—
Balance at December 31, 2023	71,051	31,053	102,104

Balance at January 1, 2024	71,051	31,053	102,104
Granted	29,694	20,744	50,438.00
Settled	(2,639)	(15,701)	(18,340.00)
Forfeited	(22,086)	(757)	(22,843.00)
Balance at December 31, 2024	76,020	35,339	111,359

The fair value of the RSUs granted in 2024 was $5.8 million (2023 - nil). Included in the Company’s stock-based compensation expense is an amount of $4.8 million (2023 – $4.1 million) relating to RSUs. In addition, $0.3 million related to the RSUs was capitalized to royalty, stream and working interests (2023 – $0.2 million). As at December 31, 2024, there is $5.3 million (2023 – $5.2 million) of total unrecognized non-cash stock-based compensation expense relating to non-vested RSUs granted under the Plan, which is expected to be recognized over a weighted average period of 1.7 years (2023 – 1.7 years).

(e)	Deferred Share Unit Plan

Changes in the number of DSUs outstanding during the years ended December 31, 2024 and 2023 were as follows:

	2024	2023
Balance at beginning of year	119,429	110,128
Granted	13,975	11,816
Settled	(38,568)	(2,515)
Balance at end of year	94,836	119,429

The value of the DSU liability as at December 31, 2024 was $11.1 million (2023 - $13.3 million) and is included in accounts payable and accrued liabilities on the statement of financial position.

(f)	Outstanding Stock Options and Restricted Share Units

The following table sets out the number of common shares outstanding or issuable pursuant to other outstanding securities at December 31, 2024 and 2023:

	At December 31,	At December 31,
	2024	2023
Common shares outstanding	192,552,695	192,175,042
Stock options(1)	632,380	669,201
Restricted Share Units(2)	111,359	102,104
	193,296,434	192,946,347
1	There were 632,380 stock options under our share compensation plan outstanding to directors, officers, employees and others with exercise prices ranging from C$59.52 to C$194.65 per share. The above table assumes all stock options are exercisable.
2	There were 35,339 time-based RSUs and 76,020 performance-based RSUs. Vesting of the performance-based RSUs are subject to the achievement of certain performance criteria and a performance multiplier which will range from 0% to 150% of the number granted. The above table assumes a performance multiplier of 100% of performance-based RSUs granted.